GENERAL (Tables)	12 Months Ended
Dec. 31, 2016
GENERAL [Abstract]
Disposal Groups, Including Discontinued Operations
The results of the discontinued operations, including prior periods’ comparable results, assets and liabilities which have been retroactively included in discontinued operations as separate line items in the statements of comprehensive loss and balance sheets, are presented below:

	Year ended December 31,
	2016	2015

Revenues	$7,195	$5,393
Cost of revenues	5,898	5,269
Operating expenses	4,326	2,901
Operating loss	3,029	2,777

Financial expenses, net	20	21
Net loss	$3,049	$2,798

The major classes of assets and liabilities that were classified as discontinued operations were as follows:

	December 31	December 31
	2016	2015

Cash and cash equivalents	$1,570	$1,333
Short-term bank deposits	78	626
Trade receivables	2,520	3,288
Other accounts receivable and prepaid expenses	78	55
Property, plant and equipment, net	1,817	2,335

Total assets of discontinued operations	$6,063	$7,637

Trade payables	702	450
Accrued expenses and other liabilities	172	206

Total liabilities of discontinued operations	$874	$656